Summary of Significant Accounting Policies - Schedule of Derivatives, Accounting Method and Presentation (Detail)	12 Months Ended
Dec. 31, 2012
Non-Trading Derivative Activity [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Classification of Contract	Non-Trading Derivative Activity
Accounting Method	Mark-to-market method
Presentation of Gains & Losses or Revenue & Expense	Net basis in gains and losses from commodity derivative activity
Cash Flow Hedge [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Classification of Contract	Cash Flow Hedge
Accounting Method	Hedge method
Presentation of Gains & Losses or Revenue & Expense	Gross basis in the same consolidated statements of operations category as the related hedged item
Fair Value Hedge [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Classification of Contract	Fair Value Hedge
Accounting Method	Hedge method
Presentation of Gains & Losses or Revenue & Expense	Gross basis in the same consolidated statements of operations category as the related hedged item
Normal Purchases or Normal Sales [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Classification of Contract	Normal Purchases or Normal Sales
Accounting Method	Accrual method
Presentation of Gains & Losses or Revenue & Expense	Gross basis upon settlement in the corresponding consolidated statements of operations category based on purchase or sale